STOCK-BASED COMPENSATION - Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Sep. 07, 2016	Feb. 02, 2018	Feb. 03, 2017
Dell Technologies Inc. 2013 Stock Incentive Plan | Employee Stock Option
Options Outstanding [Roll Forward]
Options outstanding beginning of period (in shares)		48.0	54.0
Granted (in shares)	1.8	0.0	2.0
Exercised (in shares)		(4.0)	(1.0)
Forfeited (in shares)		(2.0)	(7.0)
Canceled/expired (in shares)		0.0	0.0
Options outstanding end of period (in shares)		42.0	48.0
Options outstanding, weighted average remaining term		5 years 8 months
Options aggregate intrinsic value		$ 776
Weighted Average Exercise Price [Abstract]
Options outstanding beginning of period (in dollars per share)		$ 14.75	$ 14.30
Granted (in dollars per share)		0.00	27.09
Exercised (in dollars per share)		14.62	14.12
Forfeited (in dollars per share)		13.75	15.51
Canceled/expired (in dollars per share)		0.00	0.00
Options outstanding end of period (in dollars per share)		$ 14.80	$ 14.75
Options Vested and Expected to Vest [Abstract]
Options vested and expected to vest, outstanding (in shares)		18.0
Options vested and expected to vest, outstanding weighted average exercise price (in dollars per share)		$ 15.17
Options vested and expected to vest, weighted average remaining term		5 years 6 months
Options vested and expected to vest, aggregate intrinsic value		$ 329
Options Exercisable [Abstract]
Options exercisable, outstanding (in shares)		40.0
Options exercisable, outstanding, weighted average exercise price (in dollars per share)		$ 14.80
Options exercisable, outstanding weighted average contractual term		5 years 8 months
Options exercisable, outstanding aggregate intrinsic value		$ 732
Dell Technologies Inc. 2013 Stock Incentive Plan | Performance-Based Stock Options
Options Outstanding [Roll Forward]
Options outstanding end of period (in shares)		19.0
Dell Technologies Inc. 2013 Stock Incentive Plan | Time-Based Stock Options
Options Outstanding [Roll Forward]
Options outstanding end of period (in shares)		23.0
VMware 2007 Equity and Incentive Plan | Employee Stock Option
Options Outstanding [Roll Forward]
Options outstanding beginning of period (in shares)		2.0	2.0
Granted (in shares)		1.0	0.0
Exercised (in shares)		(1.0)	0.0
Forfeited (in shares)		0.0	0.0
Canceled/expired (in shares)		0.0	0.0
Options outstanding end of period (in shares)		2.0	2.0
Options outstanding, weighted average remaining term		5 years 1 month
Options aggregate intrinsic value		$ 112
Weighted Average Exercise Price [Abstract]
Options outstanding beginning of period (in dollars per share)		$ 69.38	$ 65.01
Granted (in dollars per share)		13.79	0.00
Exercised (in dollars per share)		53.50	0.00
Forfeited (in dollars per share)		0.00
Canceled/expired (in dollars per share)		0.00
Options outstanding end of period (in dollars per share)		$ 54.63	$ 69.38
Options Vested and Expected to Vest [Abstract]
Options vested and expected to vest, outstanding (in shares)		1.0
Options vested and expected to vest, outstanding weighted average exercise price (in dollars per share)		$ 73.60
Options vested and expected to vest, weighted average remaining term		3 years 4 months
Options vested and expected to vest, aggregate intrinsic value		$ 50
Options Exercisable [Abstract]
Options exercisable, outstanding (in shares)		2.0
Options exercisable, outstanding, weighted average exercise price (in dollars per share)		$ 54.56
Options exercisable, outstanding weighted average contractual term		5 years 1 month
Options exercisable, outstanding aggregate intrinsic value		$ 112
VMware
Options Exercisable [Abstract]
Share price (in dollars per share)		$ 122.72